Basis of preparation	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation
3. Basis of preparation:

(a)    Basis of presentation:

The interim financial statements have been prepared by the Company and do not include all of the information and disclosures required by accounting principles generally accepted in the United States ("GAAP"). In the opinion of management, all normal recurring accruals and adjustments considered necessary for a fair presentation have been included. The results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026. The interim financial statements should be read in conjunction with the audited consolidated financial statements and notes to the consolidated financial statements for the year ended December 31, 2025.
3. Basis of preparation (continued):

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim financial statements and accompanying notes. Actual results could differ from those estimates. Certain prior period figures have been adjusted to conform to current period presentation in the interim financial statements.

(b)    Foreign currency translation:

The Company’s functional currency is the Canadian dollar and its reporting currency for its interim financial statement presentation is the United States dollar ("U.S. Dollar"). The functional currencies for the Company's significant subsidiaries include the following: U.S. Dollar, Canadian dollar, Euro, and Chinese Renminbi (“RMB”). The Company translates assets and liabilities of non-U.S. dollar functional currency operations using the period end exchange rates, shareholders’ equity balances using the weighted average of historical exchange rates, and revenues and expenses using the monthly average rate for the period with the resulting exchange differences recognized in other comprehensive income (loss).

Transactions that are denominated in currencies other than the functional currencies of the Company’s or its subsidiaries' operations are translated at the rates in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated to the applicable functional currency at the exchange rates in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the condensed consolidated interim statements of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income (loss) until realized through disposal or impairment.

Except as otherwise noted, all amounts in these interim financial statements are presented in thousands of U.S. dollars. For the periods presented, the Company used the following exchange rates:

	Period ended		Average for the three months ended		Average for the six months ended
	June 30, 2026	December 31, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Canadian Dollar	1.42	1.37	1.38	1.38	1.38	1.41
Euro	0.88	0.85	0.86	0.88	0.86	0.91
RMB	6.79	6.99	6.80	7.23	6.86	7.25
3. Basis of preparation (continued):

(c) Warrant liabilities:

The Company's warrant liabilities consist of Pre-Funded Warrants and Common Warrants issued in connection with the June 2026 financing transaction. The warrants are classified as financial liabilities because they do not qualify for the equity classification under ASC 815-40, Contracts in Entity's Own Equity and therefore are required to be accounted for as liabilities. The warrants are initially recognized at fair value and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in earnings.

i.The fair value of the Pre-Funded Warrant liability is based on the market price of the Company's common shares. Because the exercise price of the Pre-Funded Warrants is nominal ($0.00001 per warrant), the fair value of the Pre-Funded Warrants approximates the market value of the underlying common shares.

ii.     The fair value of the Common Warrant liability is determined using the Black-Scholes-Merton option pricing model. The valuation incorporates market-based inputs, including the Company's share price, exercise price, expected share price volatility, expected term, risk-free interest rate and expected dividend yield. The determination of fair value requires management to apply judgment in selecting the appropriate assumptions and valuation methodology.

As at June 30, 2026, the key assumptions used in the valuation of the warrant liabilities included a share price of $2.26, expected volatility of 55.0%, a remaining term of approximately 1.98 years years, a risk-free interest rate of 4.31%, and an expected dividend yield of nil. The determination of fair value is sensitive to changes in these assumptions. As a result, the fair value of the warrant liabilities and the amount of gains or losses recognized in earnings may vary from period to period due to changes in the Company's share price, expected volatility, risk-free interest rates, remaining term and other valuation inputs.